                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21238
                                   ---------

                 Nicholas-Applegate Convertible & Income Fund II
               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, New York
        ----------------------------------------------------------------
        10105 (Address of principal executive offices)        (Zip code)

 Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
 ------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371

Date of fiscal year end: June 30, 2005
                         -------------

Date of reporting period: June 30, 2005
                         --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may
use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Nicholas-Applegate Convertible & Income Fund II

Annual Report
June 30, 2005

Contents
Letter to Shareholders	1

Performance Summary & Statistics	2

Schedule of Investments	3-7

Statement of Assets and Liabilities	8

Statement of Operations	9

Statement of Changes in Net Assets	10

Notes to Financial Statements	11-15

Financial Highlights	16

Report of Independent Registered
Public Accounting Firm	17

Tax Information, Other Information &
Proxy Voting Procedures	18

Matters Relating to the Trustees Consideration
of the Investment Management & Portfolio
Management Agreements	19-20

Dividend Reinvestment Plan	21

Private Policy	22

Board of Trustees & Principal Officers	23-24

Nicholas-Applegate Convertible & Income Fund II Letter to Shareholders

August 17, 2005

Dear Shareholder:

We are pleased to provide you with the annual report of the Nicholas-Applegate Convertible & Income Fund II (the “Fund”) for the fiscal year ended June 30, 2005.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s transfer agent at (800)-331-1710. Also note that a wide range of information and resources can be accessed through our Web site, www.allianzinvestors.com.

Together with Allianz Global Investors Fund Management LLC (formerly, PA Fund Management LLC), the Fund’s investment manager and Nicholas-Applegate Capital Management LLC, the Fund’s sub-adviser, we thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,

Robert E. Connor Chairman	Brian S. Shlissel President & Chief Executive Officer

| 6.30.05 | Nicholas-Applegate Convertible & Income Fund II Annual Report 1

Nicholas-Applegate Convertible & Income Fund II Performance Summary & Statistics
June 30, 2005 (unaudited)

Symbol:	Primary Investments:	Inception Date:
NCZ	At least 50% of total assets	July 31, 2003
in convertible securities.
Objective:		Total Net Assets (1) :
To provide total return through		$1,339.9 million
a combination of capital
appreciation and high current		Portfolio Manager:
income.		Douglas Forsyth

Total Return(2) :	Market Price	Net Asset Value (“NAV”)

Six months	(2.33)%	(3.23)%

1 Year	16.44%	6.80%

Commencement of Operations (7/31/03) to 6/30/05	9.31%	11.41%

Common Share Market Price/NAV Performance:
Commencement of Operations (7/31/03) to 6/30/05

Market Price/NAV:

Market Price	$14.74

Net Asset Value	$14.61

Market Price Yield(3)	9.41%

Premium to NAV	0.89%

Moody's Ratings (as a % of total investments)

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the begining of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the begining of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current per share dividend to common shareholders by the market price per common share at June 30, 2005.

2 Nicholas-Applegate Convertible & Income Fund II Annual Report | 6.30.05 |

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
June 30, 2005

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)*	Value

CORPORATE BONDS & NOTES—43.7%

	Advertising—0.9%
$10,000	R.H. Donnelley Financial Corp., 10.875%, 12/15/12	B2/B+	$11,625,000

	Airlines—0.1%
3,020	Northwest Airlines Corp., 10.00%, 2/1/09	Caa3/CCC-	1,313,700

	Apparel—0.7%
	Levi Strauss & Co.
2,000	9.75%, 1/15/15	Caa3/B-	1,995,000
5,945	12.25%, 12/15/12	Caa3/B-	6,494,912
915	Phillips-Van Heusen Corp., 8.125%, 5/1/13	B2/BB	990,487

			9,480,399

	Automotive—0.8%
11,405	HLI Operating Co., Inc., 10.50%, 6/15/10	B3/B	11,176,900

	Building/Construction—0.3%
4,750	US Concrete, Inc., 8.375%, 4/1/14	B3/B-	4,465,000

	Chemicals—4.7%
	Huntsman LLC.
1,517	11.50%, 7/15/12	B2/B	1,786,268
4,988	11.625%, 10/15/10	B1/BB-	5,842,195
11,410	IMC Global, Inc., 11.25%, 6/1/11	Ba3/BB	12,608,050
	Lyondell Chemical Co.
4,435	9.625%, 5/1/07, Ser. A	B1/BB-	4,734,363
4,315	10.875%, 5/1/09	B3/B	4,476,812
4,565	11.125%, 7/15/12	B1/BB-	5,181,275
9,345	PolyOne Corp., 10.625%, 5/15/10	B3/B+	9,882,338
9,850	Resolution Performance Products LLC., 13.50%, 11/15/10	Caa2/B-	10,588,750
6,475	Rhodia SA., 10.25%, 6/1/10	B3/CCC+	6,976,812

			62,076,863

	Commercial Services—2.1%
11,190	Integrated Electrical Services Inc., 9.375%, 2/1/09, Ser. C	Caa2/CCC	8,364,525
6,810	Vertrue Inc., 9.25%, 4/1/14	B2/B	6,792,975
10,500	Xerox Corp., 9.75%, 1/15/09	Ba2/BB-	11,930,625

			27,088,125

	Consumer Products—1.6%
8,750	Central Garden & Pet Co., 9.125%, 2/1/13	B1/B+	9,406,250
10,635	Jarden Corp., 9.75%, 5/1/12	B3/B-	11,206,631

			20,612,881

	Electronics—2.1%
6,295	Imax Corp., 9.625%, 12/1/10	B3/B-	6,641,225
9,425	Sanmina-SCI Corp., 10.375%, 1/15/10	Ba2/BB-	10,461,750
10,335	Stoneridge, Inc., 11.50%, 5/1/12	B1/B+	10,541,700

			27,644,675

	Energy—0.6%
7,650	Reliant Resources, Inc., 9.50%, 7/15/13	B1/B+	8,491,500

	Finance—0.2%
2,836	Metris Companies, Inc., 10.125%, 7/15/06	B3/B-	2,836,000

	Financial Services—1.2%
9,400	Alamosa Delaware, Inc., 11.00%, 7/31/10	Caa1/CCC+	10,539,750
5,065	AMR Holdings Co., Inc., 10.00%, 2/15/15 (a)	Caa1/B-	5,394,225

			15,933,975

	Food Services—0.7%
7,880	Pilgrim’s Pride Corp., 9.625%, 9/15/11	Ba2/BB-	8,608,900

	Healthcare—0.3%
3,550	Hanger Orthopedic Group, Inc., 11.25%, 6/15/09	NR/CCC+	3,248,250
1,000	MedCath Holdings Corp., 9.875%, 7/15/12	Caa1/B-	1,117,500

			4,365,750

6.30.05 | Nicholas-Applegate Convertible & Income Fund II Annual Report 3

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
June 30, 2005

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)*	Value

	Home Builders—1.8%
$11,500	Ryland Group, Inc., 9.125%, 6/15/11	Ba2/BB+	$12,456,719
5,000	Standard-Pacific Corp., 9.50%, 9/15/10	Ba2/BB	5,275,000
5,150	William Lyon Homes, Inc., 10.75%, 4/1/13	B2/B	5,587,750

			23,319,469

	Hotels/Gaming—0.9%
11,080	Mandalay Resort Group, Inc., 10.25%, 8/1/07, Ser. B	Ba3/B+	12,188,000

	Leisure—0.9%
6,635	Bally Total Fitness Holdings Corp., 9.875%, 10/15/07, Ser. D	Ca/CCC-	5,789,038
6,020	Equinox Holdings Inc., 9.00%, 12/15/09	B3/B-	6,215,650

			12,004,688

	Manufacturing—1.4%
12,480	Case New Holland, Inc., 9.25%, 8/1/11 (a)	Ba3/BB-	13,104,000
5,500	Jacuzzi Brands Inc., 9.625%, 7/1/10	B3/B	6,050,000

			19,154,000

	Metals & Mining—2.0%
8,485	AK Steel Corp., 7.875%, 2/15/09	B1/B+	7,721,350
5,710	Oregon Steel Mills Inc., 10.00%, 7/15/09	B1/B+	6,152,525
11,580	United States Steel LLC, 10.75%, 8/1/08	Ba2/BB	12,853,800

			26,727,675

	Miscellaneous—2.1%
27,830	Dow Jones CDX High Yield, 10.50%, 12/29/09 (a) (b)	NR/NR	27,273,400

	Multi-Media—3.2%
11,085	Charter Communications Holdings Inc., 10.75%, 10/1/09	Ca/CCC-	8,563,162
2,285	CSC Holdings Inc., 10.50%, 5/15/16	B2/B+	2,467,800
6,690	Echostar DBS Corp., 9.125%, 1/15/09	Ba3/BB-	7,124,850
2,470	Lodgenet Entertainment Corp., 9.50%, 6/15/13	B3/B-	2,692,300
3,421	Salem Communications Holding Corp., 9.00%, 7/1/11, Ser. B	B2/B-	3,686,128
8,260	Spanish Broadcasting System, Inc., 9.625%, 11/01/09	NR/CCC+	8,662,675
8,417	XM Satellite Radio, Inc., 12.00%, 6/15/10	Caa1/CCC+	9,469,125

			42,666,040

	Office Furnishings—1.3%
	Interface, Inc.
4,625	9.50%, 2/1/14	Caa3/CCC	4,740,625
5,625	10.375%, 2/1/10	Caa1/B-	6,187,500
5,199	Tempur-Pedic Inc., 10.25%, 8/15/10	B2/B	5,718,900

			16,647,025

	Oil & Gas—2.6%
3,570	Dynegy Holdings Inc., 10.125%, 7/15/13 (a)	B3/B-	4,034,100
10,800	Petroleum Geo-Services ASA, 10.00%, 11/5/10	Ba3/B+	12,096,000
5,000	Seitel, Inc., 11.75%, 7/15/11	B3/NR	5,475,000
12,240	Sonat, Inc., 7.625%, 7/15/11	Caa1/B-	12,331,800

			33,936,900

	Paper Products—1.3%
4,940	Buckeye Technologies, Inc., 9.25%, 9/15/08	Caa1/B	4,940,000
11,250	Georgia-Pacific Corp., 9.375%, 2/1/13	Ba2/BB+	12,726,563

			17,666,563

	Pharmaceuticals—0.7%
9,310	Leiner Health Products Corp., 11.00%, 6/1/12	B3/CCC+	9,216,900

	Recycling—0.8%
9,060	Imco Recycling, Inc., 10.375%, 10/15/10	B2/B	9,943,350

	Retail—2.8%
455	Brown Shoe Co., Inc., 8.75%, 5/1/12 (a)	B1/BB-	474,337
7,220	Michaels Stores, Inc., 9.25%, 7/1/09	Ba1/NR	7,553,925
3,345	Mothers Work Inc., 11.25%, 8/1/10	Caa1/B	3,328,275
	Rite Aid Corp.
11,630	11.25%, 7/1/08	Caa1/B-	12,284,188
8,700	12.50%, 9/15/06	NR/B+	9,396,000
3,400	United Auto Group, Inc., 9.625%, 3/15/12	B3/B	3,629,500

			36,666,225

4 Nicholas-Applegate Convertible & Income Fund II Annual Report | 6.30.05

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
June 30, 2005

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)*	Value

	Semi-conductors—0.5%
$ 7,340	Amkor Technology, Inc., 10.50%, 5/1/09	Caa1/CCC	$6,330,750

	Telecommunications—3.2%
6,490	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15 (a)	Caa1/B-	6,911,850
11,760	Millicom International Cellular S.A., 10.00%, 12/1/13	B3/B-	11,701,200
8,500	Primus Telecommunications Group, Inc., 12.75%, 10/15/09	Caa3/CCC-	3,740,000
10,040	Qwest Services Corp., 14.00%, 12/15/14 (a)	Caa1/B	12,223,700
7,510	Time Warner Telecom, Inc., 10.125%, 2/1/11	B3/CCC+	7,510,000

			42,086,750

	Utilities—1.9%
12,000	AES Corp., 9.50%, 6/1/09	B1/B-	13,380,000
10,250	Mission Energy Holdings Co., 13.50%, 7/15/08	B2/CCC+	12,171,875

			25,551,875

	Total Corporate Bonds & Notes (cost-$585,702,747)		577,099,278

CONVERTIBLE BONDS & NOTES—30.9%

	Aerospace—0.1%
1,000	GenCorp, Inc., 4.00%, 1/16/24	Caa2/B	1,347,500

	Airlines—1.4%
16,300	Continental Airlines, Inc., 4.50%, 2/1/07	Caa2/CCC+	14,099,500
9,415	Northwest Airlines Corp., 6.625%, 5/15/23 (c)	Caa3/CCC-	4,460,356

			18,559,856

	Automotive—0.8%
10,635	Sonic Automotive, Inc., 5.25%, 5/7/09	B3/B	10,369,125

	Business Services—0.8%
10,125	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	10,972,969

	Chemicals—0.9%
5,950	Millennium Chemicals Inc., 4.00%, 11/15/23	B1/BB-	11,974,375

	Commercial Services—2.1%
11,000	Memberworks Inc., 5.50%, 10/1/10	NR/B-	12,567,500
14,785	Quebecor World Color Press, Inc., 6.00%, 10/1/07	Ba1/BB+	15,117,662

			27,685,162

	Computers—1.1%
15,400	Maxtor Corp., 6.80%, 4/30/10	B2/NR	14,283,500

	Consumer Products—1.0%
7,050	American Greetings Corp., 7.00%, 7/15/06	Ba2/BB+	13,712,250

	Electronics—0.8%
8,150	Artesyn Technologies, Inc., 5.50%, 8/15/10	NR/NR	10,238,437

	Financing—1.4%
15,900	GATX Corp., 7.50%, 2/1/07	Baa3/BBB-	18,543,375

	Insurance—0.2%
122	Metlife, Inc., 6.375%, 8/15/08, Ser. B	NR/BBB+	3,219,750

	Internet—1.2%
15,758	E*Trade Group, Inc., 6.00%, 2/1/07	NR/B-	15,935,278

	Manufacturing—1.3%
12,700	Goodyear Tire & Rubber Co., 4.00%, 6/15/34 (a)	B3/B-	17,732,375

6.30.05 | Nicholas-Applegate Convertible & Income Fund II Annual Report 5

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
June 30, 2005

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)*	Value

	Metals & Mining—1.2%
$11,200	Freeport-McMoRan Copper & Gold, Inc., 7.00%, 2/11/11	NR/B+	$15,344,000

	Multi-Media—1.1%
14,250	EchoStar Communications Corp., 5.75%, 5/15/08	B2/B	14,214,375

	Oil & Gas—2.4%
12,500	Devon Energy Corp., 4.95%, 8/15/08	Baa2/BBB	14,109,375
7,585	St. Mary Land & Exploration Corp., 6.25%, 3/15/22 (c)	NR/NR	17,521,350

			31,630,725

	Pharmaceuticals—1.9%
8,490	Ligand Pharmaceuticals, Inc., 6.00%, 11/16/07	NR/NR	10,071,262
15,250	Sepracor, Inc., 5.00%, 2/15/07	NR/CCC+	15,307,188

			25,378,450

	Retail—0.7%
5,200	Guitar Center, Inc., 4.00%, 7/15/13	B1/BB-	8,924,500

	Semi-conductors—2.1%
14,100	Advanced Micro Devices, Inc., 4.75%, 2/1/22 (c)	B3/B-	14,047,125
	Amkor Technology, Inc.
14,300	5.00%, 3/15/07	Caa1/CCC	12,441,000
1,000	5.75%, 6/1/06	Caa1/CCC	945,000

			27,433,125

	Telecommunications—6.2%
16,250	American Tower Corp., 5.00%, 2/15/10	B3/CCC+	16,168,750
13,600	CenturyTel, Inc., 4.75%, 8/1/32	Baa2/BBB+	14,246,000
9,500	Crown Castle International, Inc., 4.00%, 7/15/10	NR/NR	19,605,625
16,000	Nextel Communications, Inc., 5.25%, 1/15/10	Ba3/BB	16,140,000
2,600	NII Holdings, Inc., 3.50%, 9/15/33	NR/NR	6,451,250
9,940	Nortel Networks Corp., 4.25%, 9/1/08	B3/B-	9,318,750

			81,930,375

	Transportation—1.0%
8,100	Yellow Roadway Corp., 5.00%, 8/8/23	Ba1/BBB-	13,030,875

	Utilities—1.2%
5,425	PG&E Corp., 9.50%, 6/30/10	NR/NR	16,030,875

	Total Convertible Bonds & Notes (cost-$408,645,027)		408,491,252

CONVERTIBLE PREFERRED STOCK—23.4%

Shares

	Automotive—1.9%
249,200	Ford Motor Co., Capital Trust II, 6.50%, 1/15/32	Ba1/B+	10,050,236
691,435	General Motors Corp., 6.25%, 7/15/33, Ser.C	Baa3/BB	14,589,279

			24,639,515

	Banking—1.1%
275,000	Washington Mutual, Inc., 5.375%, 5/3/41	Baa1/BBB	14,571,150

	Commercial Services—2.6%
468,500	United Rentals, Inc., 6.50%, 8/1/28	B3/B	19,677,000
123,000	Xerox Corp., 6.25%, 7/1/06	B1/B-	14,644,380

			34,321,380

	Financial Services—1.2%
477,500	Genworth Financial, Inc., 6.00%, 5/16/07	A2/A	16,402,125

	Insurance—2.2%
496,600	Platinum Underwriters Holdings, Ltd., 7.00%, 11/16/05	NR/BBB	14,773,850
605,000	XL Capital Ltd., 6.50%, 5/15/07	A2/A	14,489,750

			29,263,600

6 Nicholas-Applegate Convertible & Income Fund II Annual Report | 6.30.05

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
June 30, 2005

		Credit Rating
Shares		(Moody’s/S&P)*	Value

	Metals/Mining—1.5%
109,045	Arch Coal Inc., 5.00%, 12/31/49	B3/B	$14,509,800
42,650	U.S. Steel Corp., 7.00%, 6/15/06, Ser. B	NR/B	4,744,813

			19,254,613

	Oil & Gas—5.7%
170,000	Amerada Hess Corp., 7.00%, 12/01/06	Ba3/BB	15,577,100
105,900	Chesapeake Energy Corp., 5.00%, 12/31/49	B3/B-	15,712,383
380,000	ONEOK, Inc., 8.50%, 2/16/06	Baa1/BBB+	15,143,000
183,500	Public Service Enterprise Group, Inc. 10.25%, 11/16/05	Baa3/BBB-	14,166,200
162,500	Williams Cos., Inc., 5.50%, 6/1/33	NR/B-	14,828,125

			75,426,808

	Pharmaceuticals—1.1%
277,500	Schering-Plough Corp., 6.00%, 9/14/07	Baa3/BBB	14,146,950

	Retail—1.1%
642,600	Albertson's, Inc., 7.25%, 5/16/07	Baa2/BBB-	14,374,962

	Telecommunications—1.5%
23,285	Corning, Inc., 7.00%, 8/16/05	B1/BB+	19,670,004

	Utilities—3.5%
324,400	AES Trust III, 6.75%, 10/15/29	B3/CCC+	15,668,520
226,050	FPL Group, Inc., 8.00%, 2/16/06	NR/A-	14,605,090
665,000	PMI Group, Inc., 5.875%, 11/15/06	A1/A	16,312,450

			46,586,060

	Total Convertible Preferred Stock (cost-$282,615,425)		308,657,167

SHORT-TERM INVESTMENTS—2.0%

Principal
Amount
(000)

	Time Deposit—1.2%
$15,706	Wachovia Bank-Grand Cayman, 2.70%, due 7/01/05
	(cost—$15,706,265)		15,706,265

	U.S. Government Securities—0.8%
10,000	United States Treasury Notes, 10.75%, 8/15/05,
	(cost—$10,111,535)	Aaa/AAA	10,094,930

	Total Short-Term Investments (cost—$25,817,800)		25,801,195

	Total Investments (cost—$1,302,780,999)—100%		$1,320,048,892

Notes to Schedule of Investments

*	Unaudited.
(a)	144A-security – Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.
(b)	Credit-linked trust certificate.
(c)	Variable rate security. Interest rate disclosed reflects the rate in effect on June 30, 2005.

Glossary:
NR — Not Rated

See accompanying Notes to Financial Statements 6.30.05 | Nicholas-Applegate Convertible & Income Fund II Annual Report 7

Nicholas-Applegate Convertible & Income Fund II Statement of Assets and Liabilities
June 30, 2005

Assets:
Investments, at value (cost—$1,302,780,999)	$1,320,048,892

Cash	7,500

Interest and dividends receivable	21,851,182

Receivable for investments sold	9,737,016

Interest rate cap premium paid	4,936,375

Unrealized appreciation on interest rate cap	943,595

Prepaid expenses	35,893

Total Assets	1,357,560,453

Liabilities:
Payable for investments purchased	9,918,331

Dividends payable to common and preferred shareholders	6,762,327

Investment management fees payable	765,712

Accrued expenses	204,668

Total Liabilities	17,651,038

Preferred Shares ($0.00001 par value; $25,000 net
asset and liquidation value per share applicable to
20,200 shares issued and outstanding)	505,000,000

Net Assets Applicable to Common Shareholders	$834,909,415

Composition of Net Assets Applicable to
Common Shareholders:
Common Stock:
Par value ($0.00001 per share applicable to 57,128,978
shares issued and outstanding)	$571

Paid-in-capital in excess of par	811,932,319

Undistributed net investment income	7,077,799

Accumulated net realized loss on investments	(2,312,762)

Net unrealized appreciation of investments and interest rate cap	18,211,488

Net Assets Applicable to Common Shareholders	$834,909,415

Net Asset Value Per Common Share	$14.61

8 Nicholas-Applegate Convertible & Income Fund II Annual Report |6.30.05 See accompanying Notes to Financial Statements

Nicholas-Applegate Convertible & Income Fund II Statement of Operations
Year ended June 30, 2005

Investment Income:
Interest (net of foreign withholding taxes of $9,989)	$74,025,820

Dividends	20,320,746

Total Investment Income	94,346,566

Expenses:
Investment management fees	9,463,365

Auction agent fees and commissions	1,289,158

Custodian and accounting agent fees	205,026

Reports and notices to shareholders	157,375

Audit and tax services	67,584

Trustees' fees and expenses	66,362

New York Stock Exchange listing fees	61,051

Legal fees	35,290

Transfer agent fees	33,264

Insurance expense	23,478

Investor relations	19,615

Miscellaneous	21,335

Total expenses	11,442,903

Net Investment Income	82,903,663

Realized and Unrealized Gain (Loss):
Net realized gain on:
Investments	20,820,061

Interest rate cap	1,875,812

22,695,873

Net change in unrealized appreciation/depreciation of:

Investments	(36,307,517)

Interest rate cap	(1,076,152)

(37,383,669)

Net realized and unrealized loss on investments and interest rate cap	(14,687,796)

Net Increase in Net Assets Resulting from Investment Operations	68,215,867

Dividends and Distributions on Preferred Shares from:

Net investment income	(11,768,307)

Net realized gains	(75,399)

Total dividends and distributions on preferred shares	(11,843,706)

Net Increase in Net Assets Applicable to Common
Shareholders Resulting from Investment Operations	$56,372,161

See accompanying Notes to Financial Statements 6.30.05 | Nicholas-Applegate Convertible & Income Fund II Annual Report 9

Nicholas-Applegate Convertible & Income Fund II Statement of Changes in Net Assets
                                                                               Applicable to Common Shareholders

		For the Period
		July 31, 2003*
	Year ended	through
	June 30, 2005	June 30, 2004

Investment Operations:
Net investment income	$82,903,663	$69,176,349

Net realized gain on investments and interest rate cap	22,695,873	6,708,496

Net change in unrealized appreciation/depreciation of
investments and interest rate cap	(37,383,669)	55,595,157

Net increase in net assets resulting from investment operations	68,215,867	131,480,002

Dividends and Distributions on Preferred Shares from:
Net investment income	(11,768,307)	(4,538,086)

Net realized gains	(75,399)	—

Total dividends and distributions on preferred shareholders	(11,843,706)	(4,538,086)

Net increase in net assets applicable to common shareholders
resulting from investment operations	56,372,161	126,941,916

Dividends and Distributions to Common Shareholders from:
Net investment income	(81,000,846)	(69,866,227)

Net realized gains	(7,680,066)	(1,815,413)

Total dividends and distributions to common shareholders	(88,680,912)	(71,681,640)

Capital Share Transactions:
Net proceeds from the sale of common stock	—	805,781,250

Preferred shares underwriting discount charged to paid-in-capital
in excess of par	—	(5,050,000)

Common stock and preferred shares offering costs charged to
paid-in capital in excess of par	—	(1,977,092)

Reinvestment of dividends and distributions	11,434,945	1,668,784

Net increase from capital share transactions	11,434,945	800,422,942

Total increase (decrease) in nest assets applicable
to common shareholders	(20,873,806)	855,683,218

Net Assets Applicable to Common Shareholders:
Beginning of period	855,783,221	100,003

End of period (including undistributed net investment income of
$7,077,799 and $2,968,466, respectively)	$834,909,415	$855,783,221

Common Shares Issued and Reinvested:
Issued	—	56,250,000

Issued in reinvestment of dividends and distributions	764,611	107,386

Net Increase	764,611	56,357,386

* Commencement of operations

10 Nicholas-Applegate Convertible & Income Fund II Annual Report | 6.30.05 See accompanying Notes to Financial Statements

Nicholas-Applegate Convertible & Income Fund II Notes to Financial Statements
June 30, 2005

1. Organization and Significant accounting Policies

Nicholas-Applegate Convertible & Income Fund II (the “Fund”) was organized as a Massachusetts business trust on April 22, 2003. Prior to commencing operations on July 31, 2003, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940. Allianz Global Investors Fund Management LLC (the “Investment Manager”), formerly PA Fund Management LLC, serves as the Fund’s Investment Manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund’s investment objective is to provide total return through a combination of capital appreciation and high current income. The Fund attempts to achieve this objective by investing in a portfolio of convertible securities and non-convertible income-producing securities.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. The Fund’s investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities which there were no sales. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to procedures established by the Board of Trustees. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

(d) Dividends and Distributions—Common Stock

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal

6.30.05 | Nicholas-Applegate Convertible & Income Fund II Annual Report 11

Nicholas-Applegate Convertible & Income Fund II Notes to Financial Statements
June 30, 2005

1. Organization and Significant accounting Policies (continued)

income tax treatment; temporary differences do not require reclassification. For the year ended June 30, 2005, the permanent differences of $13,974,823 was primarily attributable to the differing treatment of amortization of premium, the character of realized gains on sales of certain convertible preferred debt securities and distribution reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) Credit-Linked Trust Certificates

Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in these credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(f) Interest Rate Caps

In an interest rate cap, one party pays a fee while the other party pays the excess, if any, of a floating rate over a specified fixed rate. Interest rate caps are intended to manage the Fund’s exposure to changes in short-term interest rates and hedge the Auction Preferred Shares. Owning interest rate caps reduces the Fund’s duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term rates, which the Fund experiences primarily in the form of leverage. The Fund is exposed to credit loss in the event of non-performance by the other party to the interest rate cap.

(g) Concentration of Risk

It is the Fund’s policy to invest a significant portion of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund’s investments include features which render them more sensitive to price changes in their underlying securities. Consequently, this exposes the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock.

2. Investment Manager/Sub-Adviser

The Fund has entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Fund pays the Investment Manager an annual fee, payable monthly, at the annual rate of 0.70% of the Fund’s average daily total managed assets. Total managed assets refer to the total assets of the Fund (including assets attributable to any Preferred Shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage). The Investment Manager has retained its affiliate, Nicholas-Applegate Capital Management LLC (the “Sub-Adviser”), to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all of the Fund’s investment decisions. For its services pursuant to the Sub-Advisory agreement, the Investment Manager and not the Fund, pays the Sub-Adviser a monthly fee. The Investment Manager paid the Sub-Adviser $4,357,263 in connection with Sub-Advisory services for the year ended June 30, 2005.

3. Investment in Securities

For the year ended June 30, 2005, purchases and sales of investments, other than short-term securities, were $878,067,567 and $871,123,212, respectively.

(a) Interest rate cap agreement outstanding at June 30, 2005:

	Notional	Termination		Payment received	Unrealized
Counterparty	Amount	Date	Premium	by Fund	Appreciation

UBS AG	$505,000,000	1/15/2006	$4,936,375	1 month LIBOR-BBA	$943,595
				over 2% strike price

LIBOR—London Interbank Offered Rate

12 Nicholas-Applegate Convertible & Income Fund II Annual Report | 6.30.05

Nicholas-Applegate Convertible & Income Fund II Notes to Financial Statements
June 30, 2005

4. Income Tax Information

The tax character of dividends and distributions paid was:

		For the Period
		July 31, 2003*
	Year ended	through
	June 30, 2005	June 30, 2004

Ordinary Income	$99,600,485	$76,219,726
Long-Term Capital Gains	$924,133	—

* Commencement of operations.

At June 30, 2005, the tax character of distributable earnings of $15,571,941 was comprised of $8,238,634 of ordinary income and $7,333,307 of long-term capital gains.

The cost basis of portfolio securities for federal income tax purposes is $1,315,888,401. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $51,151,788; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $46,991,297; net unrealized appreciation for federal income tax purposes is $4,160,491.

The difference of $13,107,402 between book and tax basis unrealized appreciation is primarily attributable to wash sales, amortization of premium and original issue discount accrual on debt securities.

5. Auction Preferred Shares

The Fund has issued 4,040 shares of Preferred Shares Series A, 4,040 shares of Preferred Shares Series B, 4,040 shares of Preferred Shares Series C, 4,040 shares of Preferred Shares Series D, and 4,040 shares of Preferred Shares Series E each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends and distributions of long-term capital gains, if any, are accumulated daily at an annual rate set through auction procedures.

For the year ended June 30, 2005, the annualized dividend rate ranged from:

	High	Low	At 6/30/05

Series A	3.50%	1.45%	3.25%
Series B	3.35%	1.45%	3.35%
Series C	3.45%	1.35%	3.45%
Series D	3.40%	1.487%	3.15%
Series E	3.45%	1.547%	3.22%

The Fund is subject to certain limitations and restrictions while preferred shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. Subsequent Common Dividend Declarations

On July 1, 2005, a dividend of $0.115625 per share was declared to common shareholders payable August 1, 2005 to shareholders of record on July 15, 2005.

On August 1, 2005, a dividend of $0.115625 per share was declared to common shareholders payable September 1, 2005 to shareholders of record on August 12, 2005.

6.30.05 | Nicholas-Applegate Convertible & Income Fund II Annual Report 13

Nicholas-Applegate Convertible & Income Fund II Notes to Financial Statements
June 30, 2005

7. Legal Proceedings

On September 13, 2004, the Securities and Exchange Commission (the “Commission”) announced that the Investment Manager and certain of its affiliates (together with the Investment Manager, the “Affiliates”) had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies (‘’open-end funds’’) advised or distributed by these certain affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Fund.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey (‘’NJAG’’) announced that it had entered into a settlement agreement with Allianz Global and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. In the settlement, Allianz Global and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Fund.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called ‘’shelf space’’ arrangements with certain broker-dealers. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Manager in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General’s fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General’s complaint alleges any inappropriate activity took place with respect to the Fund.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against the Investment Manager and certain of its Affiliates based on the same circumstances as those cited in the 2004 settlements with the Commission and NJAG involving alleged “market timing” activities described above. The West Virginia Complaint alleges, among other things, that the Investment Manager and certain of its Affiliates improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by the Affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this report, the West Virginia Complaint has not been formally served upon the Investment Manager or the Affiliates. The West Virginia Complaint also names numerous other defendants unaffiliated with the Affiliates in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees. The West Virginia Complaint does not allege that any inappropriate activity took place with respect to the Fund.

14 Nicholas-Applegate Convertible & Income Fund II Annual Report | 6.30.05

Nicholas-Applegate Convertible & Income Fund II Notes to Financial Statements
June 30, 2005

7. Legal Proceedings (continued)

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following: U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern ‘’market timing,’’ and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern ‘’revenue sharing’’ with brokers offering ‘’shelf space’’ and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Manager believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, the Affiliates, Allianz Global, the Fund, other open- and closed-end funds advised or distributed by the Investment Manager and/or its affiliates, the boards of directors or trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, Allianz Global/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment manager/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Manager and certain of its affiliates (together, the ‘’Applicants’’) have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order. If the West Virginia Attorney General were to obtain a court injunction against the Investment Manager or the Affiliates, the Investment Manager or the Affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

A putative class action lawsuit captioned Charles Mutchka et al. v. Brent R. Harris, et al., filed in January 2005 by and on behalf of individual shareholders of certain open-end funds that hold equity securities and that are sponsored by the Investment Manager and the Affiliates, is currently pending in the federal district court for the Central District of California. The plaintiff alleges that fund trustees, investment advisers and affiliates breached fiduciary duties and duties of care by failing to ensure that the open-end funds participated in securities class action settlements for which those funds were eligible. The plaintiff has claimed as damages disgorgement of fees paid to the investment advisers, compensatory damages and punitive damages.

The Investment Manager believes that the claims made in the lawsuit against the Investment Manager and the Affiliates are baseless, and the Investment Manager and the Affiliates intend to vigorously defend the lawsuit. As of the date hereof, the Investment Manager believes a decision, if any, against the defendants would have no material adverse effect on the Fund or the ability of the Investment Manager or the Sub-Adviser to perform their duties under the investment management or portfolio management agreements, as the case may be. It is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Fund’s shares or other adverse consequences to the Fund and its shareholders. However, the Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on the Investment Manager’s or the Sub-Adviser’s ability to perform their respective investment advisory services related to the Fund.

The foregoing speaks only as of the date hereof. There may be additional litigation or regulatory developments in connection with the matters discussed above.

6.30.05 | Nicholas-Applegate Convertible & Income Fund II Annual Report 15

Nicholas-Applegate Convertible & Income Fund II Financial Highlights
For a share of common stock outstanding throughout each period:

		For the Period
		July 31, 2003*
	Year ended	through
	June 30, 2005	June 30, 2004

Net asset value, beginning of period	$15.18	$14.33 **

Income from Investment Operations:
Net investment income	1.59	1.23

Net realized and unrealized gain (loss) on investments	(0.39)	1.10

Total from investment operations	1.20	2.33

Dividends and Distributions on Preferred Shares from:
Net investment income	(0.21)	(0.08)

Net realized gains	(0.00)†	—

Total dividends and distributions on preferred shares	(0.21)	(0.08)

Net increase in net assets applicable to common shareholders
resulting from investment operations	0.99	2.25

Dividends and Distributions to Common Shareholders from:
Net investment income	(1.42)	(1.24)

Net realized gains	(0.14)	(0.03)

Total dividends and distributions to common shareholders	(1.56)	(1.27)

Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	—	(0.03)

Preferred shares offering costs/underwriting discounts charged to
paid-in capital in excess of par	—	(0.10)

Total capital share transactions	—	(0.13)

Net asset value, end of period	$14.61	$15.18

Market price, end of period	$14.74	$14.05

Total Investment Return (1)	16.44%	1.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$834,909	$855,783

Ratio of expenses to average net assets (2)	1.35%	1.23%(3)

Ratio of net investment income to average net assets (2)	9.79%	8.87%(3)

Preferred shares asset coverage per share	$66,319	$67,359

Portfolio turnover	67%	73%

*	Commencement of operations
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
†	Less than $0.005 per share.
(1)
Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of the period and a sale of a share at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common shares and preferred shares relative to the average net assets of common shareholders.
(3)	Annualized.

16 Nicholas-Applegate Convertible & Income Fund II Annual Report | 6.30.05

Nicholas-Applegate Convertible & Income Fund II	Report of Independent Registered
June 30, 2005	Public Accounting Firm

To the Shareholders and Board of Trustees of
Nicholas-Applegate Convertible & Income Fund II

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets applicable to common shareholders and the financial highlights present fairly, in all material respects, the financial position of Nicholas-Applegate Convertible & Income Fund II (the “Fund”) at June 30, 2005, the results of its operations for the year then ended, and the changes in its net assets applicable to common shareholders and the financial highlights for the year then ended and for the period July 31, 2003 (commencement of operations) through June 30, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 24, 2005

6.30.05 | Nicholas-Applegate Convertible & Income Fund II Annual Report 17

Nicholas-Applegate Convertible & Income Fund II	Tax Information/ Other Information/
June 30, 2005	Proxy Voting Policies & Procedures

Tax Information (unaudited)

Subchapter M of the Internal Revenue Code of 1986, as amended, requires the Fund to advise shareholders within 60 days of the Fund’s tax year-end (June 30, 2005) as to the federal tax status of dividends and distributions received by shareholders during such tax year. Per share dividends for the tax year ended June 30, 2005 were as follows:

Dividends to common shareholders from ordinary income	$1.5475
Dividends to preferred shareholders from ordinary income	$582.58946

Distributions to common shareholders from net long-term capital gains	$0.01496
Distributions to preferred shareholders from net long-term capital gains	$3.73262

Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, the Fund designates qualified dividend income of $1,990,292 or the maximum allowable amount.

The percentage of ordinary dividends paid by the Fund during the year ended June 30, 2005, which qualified for the Dividends Received Deduction available to corporate shareholders was 4.32% or the maximum allowable amount.

Since the Fund’s tax year is not the calendar year, another notification will be sent with respect to calendar year 2005. In January 2006, shareholders will be advised on IRS Form 1099 DIV as to the federal tax status of the dividends and distributions received during calendar 2005. The amount that will be reported, will be the amount to use on your 2005 federal income tax return and may differ from the amount which must be reported in connection with the Fund’s tax year ended June 30, 2005. Shareholders are advised to consult their tax advisers as to the federal, state and local tax status of the dividend income received from the Fund.

Other Information (unaudited)

Since June 30, 2004, there have been no: (i) material changes in the Fund’s investment objectives or policies; (ii) changes to the Fund’s charter or by-laws; (iii) material changes in the principal risk factors associated with investment in the Fund; or (iv) change in the person primarily responsible for the day-to day management of the Fund’s portfolio.

Proxy Voting Policies & Procedures (unaudited):

A desciption of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the twelve months ended June 30, 2005 is available (i) without charge, upon request, by calling the Fund’s transfer agent at (800) 331-1710; (ii) on the Fund’s website at www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

18 Nicholas-Applegate Convertible & Income Fund II Annual Report | 6.30.05

Nicholas-Applegate Convertible & Income Fund II	Matters Relating to the Trustees
Consideration of the Investment
Management and Portfolio
Management Agreements
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s Investment Management Agreement with the Investment Manager and Portfolio Management Agreement between the Investment Manager and the Sub-Adviser (together, the “Agreements”). The Trustees consider matters bearing on the Fund and its investment management arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the Trustees met on June 15 and 16, 2005 (the “contract review meeting”) for the specific purpose of considering whether to approve the continuation of the Investment Management Agreement and the Portfolio Management Agreement. The independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, unanimously concluded that the Fund’s Investment Management Agreement and Portfolio Management Agreement should be continued for an additional one-year period.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of thevarious investment management, administrative and other services performed by the Investment Manager and the Sub-Adviser under the Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. on the total return investment performance (based on net assets) of the Fund for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives, (ii) information provided by Lipper Inc. on the Fund’s management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Adviser, including institutional separate account and other clients, (iv) an estimate of the profitability to the Investment Manager from its relationship with the Fund for the twelve months ended March 31, 2005, (vi) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Fund, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Fund.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and Sub-Adviser’s abilities to provide high quality investment management and other services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Fund; the ability of the Investment Manager and Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and Sub-Adviser; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Investment Manager’s and Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Fund; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Fund; and conditions that might affect the Investment Manager’s or Sub-Adviser’s ability to provide high quality services to the Fund in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Investment Manager and Sub-Adviser would be able to meet any reasonably foreseeable obligations under the Agreements.

Based on information provided by Lipper Inc., the Trustees also reviewed the Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper Inc. In the course of their deliberations, the Trustees took into account information provided by the Manager in connection with the contract review meeting, as well as during

6.30.05 | Nicholas-Applegate Convertible & Income Fund II Annual Report 19

Nicholas-Applegate Convertible & Income Fund II	Matters Relating to the Trustees
Consideration of the Investment
Management and Portfolio
Management Agreements
(unaudited)

investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and Sub-Adviser’s responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s fees under the Agreements, the Trustees considered, among other information, the Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of comparable funds identified by Lipper Inc.

The Trustees also considered the management fees charged by the Sub-Adviser to other clients, including institutional separate accounts and open-end funds with investment strategies similar to those of the Fund. Regarding the institutional separate accounts, they noted that the management fee paid by the Fund is generally higher than the fees paid by these clients of the Sub-Adviser, but were advised that the administrative burden for the Investment Manager and the Sub-Adviser with respect to the Fund are also relatively higher, due in part to the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts. The Trustees noted that the management fee paid by the Fund is generally higher than the fees paid by the open-end funds but were advised that there are additional portfolio management challenges in managing the Fund, such as the Fund’s use of leverage and meeting a regular dividend.

The Trustees also took into account that the Fund has preferred shares outstanding, which increases the amount of fees received by the Investment Manager and Sub-Adviser under the Agreements (because the fees are calculated based on the Fund’s total managed assets, including assets attributable to preferred shares and other forms of leverage outstanding). In this regard, the Trustees took into account that the Investment Manager and Sub-Adviser have a financial incentive for the Fund to continue to have preferred shares outstanding, which may create a conflict of interest between the Investment Manager and Sub-Adviser, on one hand, and the Fund’s common shareholders, on the other. In this regard, the Trustees considered information provided by the Sub-Adviser indicating that the Fund’s use of leverage through preferred shares continues to be appropriate and in the interests of the Fund’s common shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the estimated profitability of the Investment Manager from its relationship with the Fund and determined that such profitability was not excessive.

The Trustees also took into account that, as a closed-end investment company, the Fund does not currently intend to raise additional assets, so the assets of the Fund will grow (if at all) only through the investment performance of the Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and Sub-Adviser, such as reputational value derived from serving as investment manager and sub-adviser to the Fund.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Fund.

20 Nicholas-Applegate Convertible & Income Fund II Annual Report | 6.30.05

Nicholas-Applegate Convertible & Income Fund II	Dividend Reinvestment Plan
(unaudited)

Pursuant to the Fund’s Dividend Reinvestment Plan (the “Plan”), all Common Shareholders whose shares are registered in their own names will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by PFPC Inc., as agent for the Common Shareholders (the “Plan Agent”), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. All distributions to investors who elect not to participate in the Plan (or whose broker or nominee elects not to participate on the investor’s behalf), will be paid cash by check mailed, in the case of direct shareholder, to the record holder by PFPC Inc., as the Fund’s dividend disbursement agent.

Unless you (or your broker or nominee) elects not to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1)
If Common Shares are trading at or above net asset value on the payment date, the Fund will issue new shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date; or

(2)
If Common Shares are trading below net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price on the payment date, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next distribution. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders’ accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. The Plan Agent will also furnish each person who buys Common Shares with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive distributions in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Fund’s transfer agent, PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027, telephone number (800) 331-1710.

6.30.05 | Nicholas-Applegate Convertible & Income Fund II Annual Report 21

Nicholas-Applegate Convertible & Income Fund II Privacy Policy (unaudited)

Our Commitment to You

We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients’ personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

Obtaining Personel Information

In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

Respecting Your Privacy

We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

Sharing Information with Third Parties

We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

Sharing Information with Affiliates

We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

Implementation of Procedures

We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.

22 Nicholas-Applegate Convertible & Income Fund II Annual Report | 6.30.05

Nicholas-Applegate Convertible & Income Fund II Board of Trustees & Principal Officers
(unaudited)

Name, Age, Position(s) Held with Fund,
Length of Service, Other Trusteeships/
Directorships Held by Trustee; Number of
Portfolios in Fund Complex	Principal Occupation(s) During Past 5 years:

The address of each Trustee & Principal Officer is 1345 Avenue of the Americas, New York NY 10105.

Robert E. Connor	Corporate Affairs Consultant; Formerly, Senior Vice President, Corporate
Age: 70	Office, Smith Barney, Inc.
Chairman of the Board of Trustees since: 2004
Trustee since: 2003
Term of office: Expected to stand for re-election
at 2007 annual meeting of shareholders.
Trustee/Director of 24 funds in Fund Complex

Paul Belica	Director, Student Loan Finance Corp., Education Loans, Inc., Goal
Age: 83	Funding I, Inc., Goal Funding II, Inc., and Surety Loan Funding, Inc.;
Trustee since: 2003	Formerly, senior executive and member of the Board of Smith Barney,
Term of office: Expected to stand for re-election	Harris Upham & Co.; CEO of five State of New York agencies.
at 2007 annual meeting of shareholders.
Trustee/Director of 20 funds in Fund Complex

John J. Dalessandro II	Formerly, President and Director, J.J. Dalessandro II Ltd., registered
Age: 67	broker-dealer and member of the New York Stock Exchange.
Trustee since: 2003
Term of office: Expected to stand for re-election
at 2005 annual meeting of shareholders.
Trustee of 23 funds in Fund Complex

David C. Flattum †	Managing Director, Chief Operating Officer, General Counsel and member
Age: 40	of Management Board, Allianz Global Investors of America, L.P.;
Trustee since: 2004	Formerly, Partner, Latham & Watkins LLP (1998-2001).
Term of office: Expected to stand for re-election
at 2005 annual meeting of shareholders.
Trustee of 52 funds in Fund Complex

Hans W. Kertess	President, H Kertess & Co.; Formerly, Managing Director, Royal Bank
Age: 65	of Canada Capital Markets.
Trustee since: 2004
Term of office: Expected to stand for re-election
at 2006 annual meeting of shareholders.
Trustee of 23 funds in Fund Complex

R. Peter Sullivan III	Formerly, Managing Partner, Bear Wagner Specialists LLC (formerly,
Age: 63	Wagner Stott Mercator LLC), specialist firm on the New York Stock
Trustee since: 2005	Exchange.
Term of office: Expected to stand for re-election
at 2005 annual meeting of shareholders.
Trustee of 19 funds in Fund Complex

†
Mr. Flattum is an ”interested person” of the Fund due to his affiliation with Allianz Global Investors of America L.P. and the Manager. In addition to Mr. Flattum’s positions with affiliated persons of the Funds set forth in the trade above, he holds the following positions with affiliated persons: Director, PIMCO Global Advisors (Resources) Limited; Managing Director, Allianz Dresdner Asset Management U.S. Equities LLC, Allianz Hedge Fund Partners Holdings L.P., Allianz Pac-Life Partners LLC, PA Holdings LLC; Director and Chief Executive Officer. Oppenheimer Group, Inc.

Further information about Fund’s Trustees is available in the Fund’s Statement of Additional Information, dated July 28, 2003, which can be obtained upon request, without charge, by calling the Fund’s transfer agent at (800) 331-1710.

6.30.05 | Nicholas-Applegate Convertible & Income Fund II Annual Report 23

Nicholas-Applegate Convertible & Income Fund II Board of Trustees & Principal Officers
(unaudited)

Name, Age, Position(s) Held with Fund.	Principal Occupation(s) During Past 5 years:

Brian S. Shlissel	Executive Vice President, Allianz Global Investors Fund Management
Age: 40	LLC; President and Chief Executive Officer of 32 funds in the Fund
President & Chief	Complex; Treasurer; Principal Financial and Accounting Officer of 33 funds
Executive Officer since: 2003	in the Fund Complex; Trustee of 8 funds in the Fund Complex.

Lawrence G. Altadonna	Senior Vice President, Allianz Global Investors Fund Management LLC;
Age: 39	Treasurer, Principal Financial and Accounting officer of 32 fund’s in the
Treasurer, Principal/Financial	Fund Complex; Assistant Treasurer of 33 funds in the Fund Complex.
and Accounting Officer since: 2003

Newton B. Schott, Jr.	Managing Director, Chief Administrative Officer, General Counsel and
Age: 62	Secretary, Allianz Global Investors Distributors LLC; Managing Director,
Vice President since: 2003	Chief Legal Officer and Secretary, Allianz Global Investors Fund
Management LLC: Vice President of 65 funds in the Fund Complex;
Secretary of 33 funds in the Fund Complex.

Douglas Forsyth	Senior Portfolio Manager and Member of the Executive Committee,
Age: 36	Nicholas-Applegate Capital Management LLC.
Vice President since: 2003

Thomas J. Fuccillo	Vice President, Senior Fund Attorney, Allianz Global Investors of America
Age: 37	L.P., Secretary of 32 funds in the Fund Complex.
Secretary since: 2004

Youse Guia	Senior Vice President, Group Compliance Manager, Allianz Global
Age: 32	Investors of America L.P., Chief Compliance Officer of 65 funds in the
Chief Compliance Officer since: 2004	Fund Complex.

Jennifer Patula	Assistant Secretary, of 32 funds in the Fund Complex.
Age: 27
Assistant Secretary since: 2004

Officers hold office at the pleasure of the Board and until their successors are appointed and qualified or until their earlier resignation or removal.

24 Nicholas-Applegate Convertible & Income Fund II Annual Report | 6.30.05

Trustees and Principal Officers
Robert E. Connor
Trustee, Chairman of the Board of Trustees
Paul Belica
Trustee
John J. Dalessandro II
Trustee
David C. Flattum
Trustee
Hans W. Kertess
Trustee
R. Peter Sullivan III
Trustee
Brian S. Shlissel
President & Chief Executive Officer
Newton B. Schott, Jr.
Vice President
Douglas Forsyth
Vice President
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
Secretary
Youse Guia
Chief Compliance Officer
Jennifer A. Patula
Assistant Secretary
Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105
Sub-Adviser
Nicholas-Applegate Capital Management LLC
600 West Broadway, 30th Fl
San Diego, California 92101
Custodian & Accounting Agent
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109
Transfer Agent, Dividend Paying Agent and Registrar
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017
Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of Nicholas-Applegate Convertible & Income Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is also available on the Fund’s website at www.allianzinvestors.com.

On October 21, 2004, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Fund is available at www.allianzinvestors.com or by calling the Fund’s transfer agent at 1-800-331-1710.

ITEM 2. CODE OF ETHICS

     (a)  As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment
          Companies -- Ethical Standards for Principal Executive and Financial
          Officers") that applies to the registrant's Principal Executive
          Officer and Principal Financial Officer; the registrant's Principal
          Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-331-1710.

     (b)  During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

     (c)  During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in
          2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that Mr. Paul Belica, a member of the
Board's Audit Oversight Committee is an "audit committee financial expert," and that he is "independent," for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

     a)   Audit fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were
          $68,750 in 2004 and $48,000 in 2005.

     b)   Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit registrant's financial statements and are not reported under paragraph (e) of this
          Item were $21,000 in 2004 and $10,000 in 2005. These services consist of accounting consultations, agreed upon procedure reports (inclusive of annual review of basic maintenance testing associated with the
          Preferred Shares), attestation reports and comfort letters.

     c)   Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax service and tax planning ("Tax Services") were $2,600 in 2004 and
          $11,250 in 2005. These services consisted of review or preparation of
          U.S. federal, state, local and excise tax returns.

     d)   All Other Fees. There were no other fees billed in the Reporting
          Periods for products and services provided by the Auditor to the
          Registrant.

     e)   Audit Committee Pre-Approval Policies and Procedures. The Registrant's
          Audit Committee has established policies and procedures for pre-approval of all audit and permissible non-audit services by the
          Auditor for the Registrant, as well as the Auditor's engagements for non-audit services to the when the engagement relates directly to the operations and financial reporting of the Registrant. The Registrant's policy is stated below.

          Nicholas-Applegate Convertible & Income Fund II (THE "FUND")

AUDIT OVERSIGHT COMMITTEE POLICY FOR PRE-APPROVAL OF SERVICES PROVIDED BY THE
INDEPENDENT ACCOUNTANTS

The Funds' Audit Oversight Committee ("Committee") is charged with the oversight of the Funds' financial reporting policies and practices and their internal controls. As part of this responsibility, the Committee must pre-approve any independent accounting firm's engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the Committee will assess the effect that the engagement might reasonably be expected to have on the accountant's independence. The Committee's evaluation will be based on:

a review of the nature of the professional services expected to provided,

the fees to be charged in connection with the services expected to be provided,

a review of the safeguards put into place by the accounting firm to safeguard independence, and

periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES TO BE PROVIDED TO THE FUNDS

On an annual basis, the Funds' Committee will review and pre-approve the scope of the audits of the Funds and proposed audit fees and permitted non-audit
(including audit-related) services that may be performed by the Funds'
independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy. In addition to the Committee's pre-approval of services pursuant to this Policy, the engagement of the independent accounting firm for any permitted non-audit service provided to the Funds will also require the separate written pre-approval of the President of the Funds, who will confirm, independently, that the accounting firm's engagement will not adversely affect the firm's independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the
Securities and Exchange Commission.

AUDIT SERVICES

The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee are:

Annual Fund financial statement audits

Seed audits (related to new product filings, as required)

SEC and regulatory filings and consents

Semiannual financial statement reviews

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund's independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

Accounting consultations

Fund merger support services

Agreed upon procedure reports (inclusive of quarterly review of Basic
Maintenance testing associated with issuance of Preferred Shares and semiannual report review)

Other attestation reports

Comfort letters

Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $75,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Funds' independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the
Committee deems those services to be consistent with the accounting firm's independence:

Tax compliance services related to the filing or amendment of the following:

Federal, state and local income tax compliance; and, sales and use tax compliance

Timely RIC qualification reviews Tax distribution analysis and planning

Tax authority examination services Tax appeals support services

Accounting methods studies Fund merger support service Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $75,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

PROSCRIBED SERVICES

The Funds' independent accountants will not render services in the following categories of non-audit services:

Bookkeeping or other services related to the accounting records or financial statements of the Funds

Financial information systems design and implementation

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

Actuarial services Internal audit outsourcing services

Management functions or human resources Broker or dealer, investment adviser or investment banking services

Legal services and expert services unrelated to the audit

Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND
COMPLEX

The Committee will pre-approve annually any permitted non-audit services to be provided to Allianz Global Investors Fund Management LLC (Formerly, PA Fund
Management LLC) or any other investment manager to the Funds (but not including any sub-adviser whose role is primarily portfolio management and is sub-contracted by the investment manager) (the "Investment Manager") and any entity controlling, controlled by, or under common control with the Investment
Manager that provides ongoing services to the Funds (including affiliated sub-advisers to the Funds), provided, in each case, that the engagement relates directly to the operations and financial reporting of the Funds (such entities, including the Investment Manager, shall be referred to herein as the "Accounting
Affiliates"). Individual projects that are not presented to the Committee as part of the annual pre-approval process, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman
(or any other Committee member who is a disinterested trustee under the
Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $100,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

Although the Committee will not pre-approve all services provided to the
Investment Manager and its affiliates, the Committee will receive an annual report from the Funds' independent accounting firm showing the aggregate fees for all services provided to the Investment Manager and its affiliates.

DE MINIMUS EXCEPTION TO REQUIREMENT OF PRE-APPROVAL OF NON-AUDIT SERVICES

With respect to the provision of permitted non-audit services to a Fund or
Accounting Affiliates, the pre-approval requirement is waived if:

(1)  The aggregate amount of all such permitted non-audit services provided constitutes no more than (i) with respect to such services provided to the
     Fund, five percent (5%) of the total amount of revenues paid by the Fund to its independent accountant during the fiscal year in which the services are provided, and (ii) with respect to such services provided to Accounting
     Affiliates, five percent (5%) of the total amount of revenues paid to the
     Fund's independent accountant by the Fund and the Accounting Affiliates during the fiscal year in which the services are provided;

(2)  Such services were not recognized by the Fund at the time of the engagement for such services to be non-audit services; and

(3)  Such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by the
     Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this Committee Chairman or other delegate shall be reported to the full Committee at its next regularly scheduled meeting.

     e)   2. No services were approved pursuant to the procedures contained in paragraph (C) (7) (i) (C) of Rule 2-01 of Registration S-X.

     f)   Not applicable

     g)   Non-audit fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to the Adviser, for the
          2004 Reporting Period was $4,053,640 and the 2005 Reporting Period was
          $2,308,930.

     h)   Auditor Independence. The Registrant's Audit Oversight Committee has
          considered whether the provision of non-audit services that were rendered to the Adviser which were not pre-approved is compatible with maintaining the Auditor's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

The Fund has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The
audit committee of the Fund is comprised of Robert E. Connor, Paul Belica, John
J. Dalessandro II, Hans W. Kertess and R. Peter Sullivan III.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES The registrant has delegated the voting of proxies relating to its voting securities to its sub-adviser, Nicholas-Applegate
Capital Management LLC (the "Sub-Adviser"). The Proxy Voting Policies and
Procedures of the Sub-Adviser are included as an Exhibit hereto.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not effective at time of filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED COMPANIES

                                                  Total Number of     Maximum
                                                      Shares        Number of
                                                   Purchased As     Shares That
                                                      Part of       May Yet Be
                      Total                          Publicly        Purchased
                    Number of       Average          Announced      Under The
                     Shares       Price Paid         Plans or         Plans
                    Purchased      Per Share         Programs       Or Programs

July 2004              N/A             N/A              N/A            N/A
August 2004            N/A             N/A              N/A            N/A
September 2004         N/A            14.60           98,032           N/A
October 2004           N/A            14.94           93,178           N/A
November 2004          N/A            14.91           92,368           N/A
December 2004          N/A            15.69           85,732           N/A
December 2004          N/A            15.82           84,242           N/A
January 2005           N/A            15.35           131,563          N/A
February 2005          N/A             N/A              N/A            N/A
March 2005             N/A             N/A              N/A            N/A
April 2005             N/A             N/A              N/A            N/A
May 2005               N/A            13.95           91,222           N/A
June 2005              N/A            14.33           88,274           N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Trustees since the Fund last provided disclosure in response to this item. The Nominating Committee Charter governing the affairs of the Nominating Committee of the Board is posted on the
Allianz Funds website at www.allianzinvestors.com

ITEM 11. CONTROLS AND PROCEDURES

(a)  The registrant's President and Chief Executive Officer and Principal
     Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 2(c) under the Investment Company
     Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1)  Exhibit 99.CODE ETH - Code of Ethics

(a)(2)  Exhibit 99.CERT - Certification pursuant to Section 302 of the
        Sarbanes-Oxley Act of 2002

(b)     Exhibit 99.906CERT - Certification pursuant to Section 906 of the
        Sarbanes-Oxley Act of 2002

        Exhibit 99.PROXYPOL - Proxy Voting Policies and Procedures

                                    Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Convertible & Income Fund II

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date September 7, 2005
----------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer

Date September 7, 2005
----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date September 7, 2005
----------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer

Date September 7, 2005
---------------------